Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	32,715,010	32,715,010
Ordinary shares, shares outstanding	32,715,010	32,715,010
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	253,470,511	207,314,707
Ordinary shares, shares outstanding	253,470,511	207,314,707